Quarterly Holdings Report
for
Fidelity® Series High Income Fund
July 31, 2023
FSH-NPRT1-0923
1.924275.112
Corporate Bonds - 81.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	5,862,000	5,378,385
3.375% 8/15/26	13,185,000	7,311,083
		12,689,468
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	1,686,000	1,168,631
TOTAL CONVERTIBLE BONDS		13,858,099
Nonconvertible Bonds - 80.5%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,105,675
5.875% 12/1/27	1,230,000	1,195,554
Bombardier, Inc. 7.875% 4/15/27 (b)	3,678,000	3,665,873
BWX Technologies, Inc. 4.125% 6/30/28 (b)	3,247,000	2,955,370
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	549,945
6.875% 5/1/25	545,000	553,336
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	830,000	678,525
4.625% 3/1/28 (b)	2,375,000	2,131,753
Moog, Inc. 4.25% 12/15/27 (b)	165,000	152,896
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,083,988
5.5% 11/15/27	8,055,000	7,632,113
6.25% 3/15/26 (b)	3,980,000	3,958,572
6.375% 6/15/26	1,090,000	1,078,851
6.75% 8/15/28 (b)	1,630,000	1,634,864
7.5% 3/15/27	1,455,000	1,454,419
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	440,000	420,218
		31,251,952
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (b)	805,000	747,008
American Airlines, Inc. 7.25% 2/15/28 (b)	540,000	536,110
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	3,148,750	3,101,557
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	436,000	435,976
Rand Parent LLC 8.5% 2/15/30 (b)	4,015,000	3,775,358
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	2,735,000	2,758,764
		11,354,773
Automotive - 0.5%
Ford Motor Co.:
6.1% 8/19/32	4,525,000	4,375,993
7.4% 11/1/46	435,000	453,665
Ford Motor Credit Co. LLC 3.625% 6/17/31	1,540,000	1,272,973
		6,102,631
Automotive & Auto Parts - 2.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	330,000	332,396
Dana, Inc.:
4.25% 9/1/30	440,000	375,986
5.375% 11/15/27	295,000	282,493
Ford Motor Co.:
3.25% 2/12/32	1,085,000	857,396
4.75% 1/15/43	545,000	426,442
5.291% 12/8/46	215,000	177,706
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0438% 3/6/26 (c)(d)	1,540,000	1,544,568
2.3% 2/10/25	4,905,000	4,599,230
2.9% 2/10/29	2,715,000	2,267,032
3.375% 11/13/25	545,000	509,563
3.815% 11/2/27	1,640,000	1,473,063
4% 11/13/30	550,000	472,474
4.389% 1/8/26	1,090,000	1,035,829
4.95% 5/28/27	2,190,000	2,078,209
5.125% 6/16/25	545,000	530,640
6.95% 3/6/26	4,385,000	4,428,319
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	215,000	198,350
LCM Investments Holdings 8.25% 8/1/31 (b)	755,000	767,269
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	1,180,000	1,201,464
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	335,000	336,571
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,310,000	1,271,326
6.875% 4/14/28 (b)	595,000	604,304
7.125% 4/14/30 (b)	595,000	612,803
		26,383,433
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
5.75% 11/20/25	110,000	106,668
6.7% 2/14/33	2,170,000	2,020,096
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	970,000	851,052
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	435,000	345,016
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	435,000	368,215
7.875% 5/1/27 (b)	435,000	403,340
		4,094,387
Broadcasting - 1.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	9,005,000	281,406
DISH Network Corp. 11.75% 11/15/27 (b)	2,760,000	2,778,155
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	1,110,000	585,825
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	2,505,000	2,179,556
4.125% 7/1/30 (b)	2,200,000	1,811,854
5.5% 7/1/29 (b)	660,000	603,022
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,696,025
5% 9/15/29	725,000	646,156
Univision Communications, Inc.:
4.5% 5/1/29 (b)	2,170,000	1,877,648
6.625% 6/1/27 (b)	3,080,000	2,996,735
		15,456,382
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	824,000	786,963
6.375% 6/15/30 (b)	490,000	485,052
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,325,000	1,328,313
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	2,210,000	1,917,671
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	1,335,000	1,208,648
6% 12/1/29 (b)	1,230,000	1,067,025
		6,793,672
Cable/Satellite TV - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	3,680,000	3,025,298
4.25% 1/15/34 (b)	2,145,000	1,648,691
4.5% 8/15/30 (b)	675,000	571,925
4.5% 5/1/32	5,635,000	4,594,572
4.5% 6/1/33 (b)	5,340,000	4,225,542
4.75% 3/1/30 (b)	4,755,000	4,121,477
4.75% 2/1/32 (b)	3,090,000	2,551,134
5% 2/1/28 (b)	1,495,000	1,381,576
5.375% 6/1/29 (b)	1,705,000	1,558,121
CSC Holdings LLC:
4.125% 12/1/30 (b)	2,050,000	1,482,202
4.5% 11/15/31 (b)	555,000	398,153
4.625% 12/1/30 (b)	5,335,000	2,680,066
5.375% 2/1/28 (b)	3,840,000	3,206,663
5.75% 1/15/30 (b)	3,435,000	1,778,221
7.5% 4/1/28 (b)	1,530,000	945,260
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	535,000	482,957
DISH DBS Corp. 5.75% 12/1/28 (b)	2,740,000	2,108,481
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,505,000	1,324,389
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	2,875,000	2,336,324
6.5% 9/15/28 (b)	1,465,000	878,191
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	3,600,000	3,291,120
Ziggo BV 4.875% 1/15/30 (b)	1,455,000	1,232,138
		45,822,501
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,905,000	1,697,419
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,640,000	1,639,477
6.05% 4/15/28 (b)	1,090,000	1,083,347
6.3% 2/15/30 (b)	1,090,000	1,088,213
Vertical Holdco GmbH 7.625% 7/15/28 (b)	1,645,000	1,533,963
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,865,000	4,549,520
		11,591,939
Chemicals - 3.4%
CVR Partners LP 6.125% 6/15/28 (b)	1,807,000	1,631,886
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,044,000	922,651
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	410,000	287,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,360,000	1,264,800
LSB Industries, Inc. 6.25% 10/15/28 (b)	880,000	807,840
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,585,394
5.65% 12/1/44	3,722,000	3,098,565
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,900,000	1,579,752
4.875% 6/1/24 (b)	1,290,000	1,257,543
5% 5/1/25 (b)	940,000	902,694
5.25% 6/1/27 (b)	1,935,000	1,742,703
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,575,000	2,290,814
Olin Corp. 5% 2/1/30	1,110,000	1,019,513
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,030,000	1,626,927
6.25% 10/1/29 (b)	2,255,000	1,662,184
9.75% 11/15/28 (b)	2,225,000	2,152,688
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	3,075,000	2,751,270
6.625% 5/1/29 (b)	1,110,000	964,500
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,550,000	1,423,893
The Chemours Co. LLC:
4.625% 11/15/29 (b)	790,000	666,815
5.375% 5/15/27	2,604,000	2,478,089
5.75% 11/15/28 (b)	2,625,000	2,408,470
Tronox, Inc. 4.625% 3/15/29 (b)	2,765,000	2,292,125
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	3,750,000	3,164,588
7.375% 3/1/31 (b)	440,000	438,185
		42,420,889
Consumer Products - 0.8%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	295,000	277,786
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,850,000	1,865,170
Mattel, Inc.:
3.375% 4/1/26 (b)	1,750,000	1,627,011
3.75% 4/1/29 (b)	3,225,000	2,885,541
5.45% 11/1/41	435,000	375,050
Newell Brands, Inc.:
4.7% 4/1/26	545,000	517,314
6% 4/1/46 (f)	435,000	352,610
6.375% 9/15/27	545,000	536,144
6.625% 9/15/29	605,000	604,343
The Scotts Miracle-Gro Co.:
4% 4/1/31	215,000	174,629
4.375% 2/1/32	330,000	267,304
		9,482,902
Containers - 1.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	1,940,000	1,576,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	2,345,000	2,012,575
5.25% 8/15/27 (b)	2,775,000	2,381,618
Ball Corp.:
2.875% 8/15/30	545,000	449,192
4.875% 3/15/26	1,635,000	1,598,436
6% 6/15/29	710,000	710,000
Berry Global, Inc. 4.875% 7/15/26 (b)	875,000	846,134
BWAY Holding Co.:
7.875% 8/15/26 (b)	1,630,000	1,625,601
9.25% 4/15/27 (b)	1,335,000	1,240,281
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	545,000	477,142
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	610,000	528,181
LABL, Inc.:
5.875% 11/1/28 (b)	330,000	301,009
6.75% 7/15/26 (b)	220,000	215,831
9.5% 11/1/28 (b)	220,000	225,500
10.5% 7/15/27 (b)	1,295,000	1,233,321
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	555,000	564,002
Sealed Air Corp. 5% 4/15/29 (b)	2,240,000	2,090,950
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	655,000	652,058
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	1,789,000	1,705,394
8.5% 8/15/27 (b)	810,000	779,190
		21,212,665
Diversified Financial Services - 3.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,090,000	1,064,394
Coinbase Global, Inc. 3.375% 10/1/28 (b)	900,000	630,051
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	4,830,000	4,799,813
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,115,000	1,123,753
8% 6/15/28 (b)	1,675,000	1,697,948
Hightower Holding LLC 6.75% 4/15/29 (b)	1,675,000	1,465,531
HTA Group Ltd. 7% 12/18/25 (b)	3,830,000	3,651,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,698,582
5.25% 5/15/27	3,780,000	3,326,400
6.25% 5/15/26	4,515,000	4,233,208
6.375% 12/15/25	1,225,000	1,172,360
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	390,000	333,267
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	1,415,000	1,193,013
LPL Holdings, Inc. 4.375% 5/15/31 (b)	545,000	479,167
MSCI, Inc.:
3.25% 8/15/33 (b)	1,420,000	1,158,326
3.625% 9/1/30 (b)	2,190,000	1,918,072
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,822,846
3.875% 9/15/28	4,040,000	3,317,850
6.875% 3/15/25	220,000	219,269
7.125% 3/15/26	3,970,000	3,931,858
		42,237,460
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	2,875,000	2,501,250
Cmg Media Corp. 8.875% 12/15/27 (b)	2,620,000	2,045,067
		4,546,317
Energy - 11.4%
Altus Midstream LP 5.875% 6/15/30 (b)	1,535,000	1,475,519
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	545,000	527,178
7.875% 5/15/26 (b)	545,000	556,501
Apache Corp.:
4.25% 1/15/30	775,000	703,483
5.1% 9/1/40	980,000	832,755
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	2,540,000	2,299,672
California Resources Corp. 7.125% 2/1/26 (b)	765,000	770,738
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	960,000	957,680
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	1,573,000	1,494,350
7.75% 2/15/26 (b)	860,000	868,464
CGG SA 8.75% 4/1/27 (b)	1,310,000	1,107,225
Cheniere Energy Partners LP:
3.25% 1/31/32	2,190,000	1,822,383
4% 3/1/31	1,085,000	965,509
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	2,380,000	2,308,600
CNX Resources Corp. 7.375% 1/15/31 (b)	625,000	619,713
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,410,000	1,248,111
6.75% 3/1/29 (b)	1,535,000	1,431,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	9,034,000	8,582,300
5.75% 4/1/25	2,285,000	2,250,754
7.375% 2/1/31 (b)	1,090,000	1,087,234
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	1,855,000	1,744,336
5.625% 10/15/25 (b)	230,000	226,550
CVR Energy, Inc.:
5.25% 2/15/25 (b)	3,735,000	3,627,326
5.75% 2/15/28 (b)	2,890,000	2,608,225
Delek Logistics Partners LP 7.125% 6/1/28 (b)	3,165,000	2,927,625
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,140,000	1,010,750
4.375% 6/15/31 (b)	545,000	473,137
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,020,000	993,174
EnLink Midstream LLC:
5.625% 1/15/28 (b)	665,000	650,109
6.5% 9/1/30 (b)	1,020,000	1,026,662
EnLink Midstream Partners LP 4.85% 7/15/26	985,000	957,223
EQM Midstream Partners LP:
4% 8/1/24	1,005,000	983,565
4.75% 1/15/31 (b)	445,000	397,297
6% 7/1/25 (b)	140,000	138,998
6.5% 7/1/27 (b)	437,000	434,921
6.5% 7/15/48	220,000	201,014
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	835,000	782,871
Harvest Midstream I LP 7.5% 9/1/28 (b)	1,110,000	1,090,893
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,115,000	978,413
5.125% 6/15/28 (b)	3,025,000	2,859,743
5.5% 10/15/30 (b)	545,000	512,300
5.625% 2/15/26 (b)	2,610,000	2,570,850
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	2,280,000	2,132,569
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	1,170,000	1,196,442
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	3,297,992	3,347,462
Mesquite Energy, Inc. 7.25% (b)(e)(h)	10,580,000	1
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	5,850,000	5,367,710
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,725,000	1,709,239
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,730,000	1,717,025
8.75% 6/15/31 (b)	555,000	559,189
Occidental Petroleum Corp.:
4.2% 3/15/48	545,000	412,556
4.4% 4/15/46	1,630,000	1,290,708
4.4% 8/15/49	760,000	559,998
4.5% 7/15/44	1,335,000	1,014,426
5.5% 12/1/25	2,335,000	2,326,197
5.55% 3/15/26	325,000	323,294
5.875% 9/1/25	1,656,000	1,659,148
6.125% 1/1/31	1,895,000	1,935,686
6.45% 9/15/36	1,250,000	1,312,313
6.625% 9/1/30	3,190,000	3,345,034
7.5% 5/1/31	2,575,000	2,827,350
7.875% 9/15/31	635,000	713,581
7.95% 6/15/39	270,000	307,877
8.875% 7/15/30	2,170,000	2,513,988
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	145,000	128,688
4.95% 7/15/29 (b)	1,480,000	1,359,262
6.875% 4/15/40 (b)	655,000	592,775
Seadrill Finance Ltd.:
8.375% 8/1/30 (b)	550,000	559,625
8.375% 8/1/30 (b)(i)	375,000	382,763
SM Energy Co. 5.625% 6/1/25	1,200,000	1,175,968
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,457,201
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	205,545
Sunnova Energy Corp. 5.875% 9/1/26 (b)	880,000	789,872
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,499,488
5.875% 3/15/28	875,000	851,035
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	1,155,000	1,015,180
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,125,000	2,875,000
6% 3/1/27 (b)	3,010,000	2,852,377
6% 12/31/30 (b)	6,055,000	5,374,746
6% 9/1/31 (b)	3,695,000	3,214,504
7.5% 10/1/25 (b)	3,970,000	3,976,948
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,085,000	1,007,636
Teine Energy Ltd. 6.875% 4/15/29 (b)	295,000	271,400
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	820,625	814,470
Transocean, Inc.:
7.5% 1/15/26 (b)	845,000	828,101
8% 2/1/27 (b)	2,050,000	1,975,872
8.75% 2/15/30 (b)	1,415,000	1,469,095
Valaris Ltd. 8.375% 4/30/30 (b)	1,535,000	1,570,612
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,155,000	1,866,030
4.125% 8/15/31 (b)	1,680,000	1,425,032
6.25% 1/15/30 (b)	1,445,000	1,412,954
Western Gas Partners LP:
3.35% 2/1/25	1,950,000	1,863,917
3.95% 6/1/25	540,000	520,718
5.3% 3/1/48	540,000	462,998
5.5% 8/15/48	325,000	278,665
5.5% 2/1/50	1,085,000	920,167
		140,676,388
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	515,000	517,463
Covanta Holding Corp. 4.875% 12/1/29 (b)	1,650,000	1,457,137
Darling Ingredients, Inc. 6% 6/15/30 (b)	910,000	896,322
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,090,000	1,041,954
5.125% 12/15/26 (b)	1,090,000	1,060,043
Madison IAQ LLC:
4.125% 6/30/28 (b)	2,375,000	2,114,751
5.875% 6/30/29 (b)	2,280,000	1,912,433
Stericycle, Inc.:
3.875% 1/15/29 (b)	3,330,000	2,923,041
5.375% 7/15/24 (b)	575,000	568,215
		12,491,359
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	295,000	274,184
3.5% 3/15/29 (b)	2,690,000	2,341,784
4.875% 2/15/30 (b)	1,855,000	1,701,963
BellRing Brands, Inc. 7% 3/15/30 (b)	435,000	436,644
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	4,325,000	2,400,375
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	785,000	666,269
Parkland Corp. 4.625% 5/1/30 (b)	3,475,000	3,049,493
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)	110,000	103,905
		10,974,617
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,825,000	1,412,761
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	435,000	395,844
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	3,660,000	3,230,119
4.375% 1/31/32 (b)	545,000	478,604
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	2,690,000	2,389,574
5.5% 10/15/27 (b)	1,505,000	1,457,287
Pilgrim's Pride Corp.:
3.5% 3/1/32	545,000	439,979
4.25% 4/15/31	640,000	553,598
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,290,000	1,136,783
5.5% 12/15/29 (b)	3,980,000	3,696,140
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	2,685,000	2,357,537
TreeHouse Foods, Inc. 4% 9/1/28	860,000	750,995
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	7,460,000	6,303,625
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	820,000	737,548
4.75% 2/15/29 (b)	2,180,000	2,005,071
United Natural Foods, Inc. 6.75% 10/15/28 (b)	215,000	179,104
		27,524,569
Gaming - 2.3%
Affinity Gaming LLC 6.875% 12/15/27 (b)	3,630,000	3,211,391
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	2,675,000	2,660,435
7% 2/15/30 (b)	1,305,000	1,318,078
8.125% 7/1/27 (b)	2,509,000	2,573,414
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,205,000	2,227,264
Carnival Corp. 10.5% 6/1/30 (b)	1,985,000	2,099,800
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	3,965,000	3,682,495
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,730,000	2,381,775
6.75% 1/15/30 (b)	2,125,000	1,823,252
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	1,515,000	1,514,432
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	975,000	888,061
Ontario Gaming GTA LP 8% 8/1/30 (b)(i)	660,000	666,600
Station Casinos LLC 4.5% 2/15/28 (b)	1,665,000	1,510,272
Transocean, Inc. 7.25% 11/1/25 (b)	545,000	537,207
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,085,000	962,113
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	545,000	544,619
		28,601,208
Healthcare - 6.1%
1375209 BC Ltd. 9% 1/30/28 (b)	1,306,000	1,309,263
180 Medical, Inc. 3.875% 10/15/29 (b)	1,055,000	923,686
Amgen, Inc. 5.6% 3/2/43	1,195,000	1,188,386
AMN Healthcare 4% 4/15/29 (b)	680,000	603,908
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,345,000	1,177,022
4.625% 7/15/28 (b)	885,000	821,133
Cano Health, Inc. 6.25% 10/1/28 (b)	550,000	341,000
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,320,000	1,105,500
Centene Corp. 2.5% 3/1/31	1,470,000	1,176,221
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,150,000	1,014,764
4% 3/15/31 (b)	975,000	849,966
4.25% 5/1/28 (b)	472,000	436,107
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	4,055,000	3,071,987
5.25% 5/15/30 (b)	7,690,000	6,144,589
5.625% 3/15/27 (b)	4,905,000	4,364,449
6% 1/15/29 (b)	2,290,000	1,957,950
6.125% 4/1/30 (b)	2,340,000	1,474,954
6.875% 4/15/29 (b)	1,490,000	987,510
8% 3/15/26 (b)	1,075,000	1,055,641
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	2,070,000	1,839,982
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	855,000	683,690
4.625% 6/1/30 (b)	4,560,000	3,891,054
Embecta Corp. 5% 2/15/30 (b)	860,000	709,500
Grifols SA 4.75% 10/15/28 (b)	1,365,000	1,197,257
HCA Holdings, Inc. 5.5% 6/15/47	1,085,000	1,013,062
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,865,000	1,670,604
Hologic, Inc. 3.25% 2/15/29 (b)	840,000	735,002
Humana, Inc. 5.875% 3/1/33	1,085,000	1,129,204
IQVIA, Inc. 6.5% 5/15/30 (b)	1,110,000	1,120,811
Jazz Securities DAC 4.375% 1/15/29 (b)	1,850,000	1,644,861
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	785,000	561,788
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	1,465,000	1,253,202
Mozart Borrower LP 3.875% 4/1/29 (b)	545,000	477,241
Option Care Health, Inc. 4.375% 10/31/29 (b)	255,000	225,136
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,935,000	3,526,317
5.125% 4/30/31 (b)	1,050,000	890,073
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,010,000	868,430
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	2,895,000	2,614,034
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	1,540,000	1,050,029
Teleflex, Inc. 4.25% 6/1/28 (b)	930,000	855,090
Tenet Healthcare Corp.:
4.25% 6/1/29	2,790,000	2,499,954
4.375% 1/15/30	1,990,000	1,774,853
4.625% 6/15/28	2,545,000	2,355,210
6.125% 10/1/28	3,035,000	2,891,111
6.125% 6/15/30	2,820,000	2,737,656
6.25% 2/1/27	2,741,000	2,690,731
6.75% 5/15/31 (b)	390,000	387,393
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,310,000	1,185,303
7.875% 9/15/29	330,000	343,478
8.125% 9/15/31	330,000	349,546
		75,175,638
Homebuilders/Real Estate - 3.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	985,000	852,340
Howard Hughes Corp.:
4.125% 2/1/29 (b)	945,000	798,534
4.375% 2/1/31 (b)	775,000	637,656
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,605,000	1,252,269
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,035,000	3,626,612
4.625% 8/1/29	2,850,000	2,263,786
5% 10/15/27	9,335,000	8,177,656
5.25% 8/1/26	1,085,000	998,653
Railworks Holdings LP 8.25% 11/15/28 (b)	1,990,000	1,876,302
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	645,000	477,300
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	505,000	363,861
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	395,000	368,733
5.625% 3/1/24 (b)	545,000	542,415
TopBuild Corp. 4.125% 2/15/32 (b)	1,185,000	1,016,730
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	30,000	29,861
TRI Pointe Homes, Inc. 5.7% 6/15/28	220,000	211,200
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	6,395,000	5,334,793
6.5% 2/15/29 (b)	18,671,000	12,988,205
10.5% 2/15/28 (b)	2,175,000	2,161,994
		43,978,900
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,715,000	3,956,609
3.75% 5/1/29 (b)	495,000	441,030
4% 5/1/31 (b)	2,420,000	2,110,865
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,785,000	1,633,624
		8,142,128
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	435,000	375,080
7% 11/15/25 (b)	215,000	207,618
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	3,740,000	3,412,750
5.875% 11/1/29 (b)	1,365,000	1,207,826
6.75% 10/15/27 (b)	6,945,000	6,578,331
6.75% 4/15/28 (b)	540,000	537,263
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,660,000	1,522,944
AssuredPartners, Inc. 5.625% 1/15/29 (b)	1,355,000	1,182,808
HUB International Ltd.:
7% 5/1/26 (b)	765,000	763,442
7.25% 6/15/30 (b)	3,595,000	3,663,341
		19,451,403
Leisure - 2.4%
Carnival Corp.:
5.75% 3/1/27 (b)	3,414,000	3,158,222
6% 5/1/29 (b)	2,235,000	2,009,031
6.65% 1/15/28	300,000	277,397
7.625% 3/1/26 (b)	4,415,000	4,355,462
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	215,000	180,262
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	1,705,000	1,394,784
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	890,000	842,169
7.75% 2/15/29 (b)	3,300,000	3,160,121
NCL Finance Ltd. 6.125% 3/15/28 (b)	640,000	582,400
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	4,110,000	3,820,576
5.375% 7/15/27 (b)	1,535,000	1,459,516
5.5% 8/31/26 (b)	3,160,000	3,030,571
5.5% 4/1/28 (b)	2,745,000	2,587,160
7.25% 1/15/30 (b)	540,000	545,840
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,195,000	1,228,699
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	630,000	586,045
Voc Escrow Ltd. 5% 2/15/28 (b)	865,000	803,704
		30,021,959
Metals/Mining - 1.3%
Arsenal AIC Parent LLC 8% 10/1/30 (b)(i)	740,000	754,800
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	215,000	190,582
Constellium NV 5.875% 2/15/26 (b)	797,000	785,496
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,005,000	903,234
ERO Copper Corp. 6.5% 2/15/30 (b)	2,895,000	2,554,838
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	3,115,000	3,046,859
8.625% 6/1/31 (b)	1,180,000	1,208,025
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	545,000	468,689
4.5% 9/15/27 (b)	630,000	588,924
Howmet Aerospace, Inc. 5.95% 2/1/37	435,000	442,259
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	860,000	815,520
Mineral Resources Ltd. 8.5% 5/1/30 (b)	1,400,000	1,414,630
Novelis Corp.:
3.25% 11/15/26 (b)	330,000	299,864
3.875% 8/15/31 (b)	545,000	453,823
PMHC II, Inc. 9% 2/15/30 (b)	2,130,000	1,738,613
		15,666,156
Paper - 0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,165,000	953,256
6% 6/15/27 (b)	1,985,000	1,958,861
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	3,325,000	3,180,950
8.75% 4/15/30 (b)	2,330,000	2,112,179
Glatfelter Corp. 4.75% 11/15/29 (b)	1,385,000	957,381
Mercer International, Inc. 5.125% 2/1/29	710,000	581,385
SPA Holdings 3 OY 4.875% 2/4/28 (b)	2,205,000	1,828,175
		11,572,187
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	1,685,000	1,541,775
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	1,045,000	885,498
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	930,000	851,721
4% 10/15/30 (b)	5,530,000	4,752,218
5.75% 4/15/25 (b)	425,000	422,386
Garden SpinCo Corp. 8.625% 7/20/30 (b)	550,000	593,575
Yum! Brands, Inc.:
3.625% 3/15/31	545,000	466,253
4.625% 1/31/32	3,225,000	2,920,693
5.375% 4/1/32	435,000	411,768
		10,418,614
Services - 4.7%
AECOM 5.125% 3/15/27	730,000	704,708
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,040,000	1,556,162
9.75% 7/15/27 (b)	1,455,000	1,334,364
APX Group, Inc.:
5.75% 7/15/29 (b)	1,390,000	1,206,681
6.75% 2/15/27 (b)	1,280,000	1,248,000
Aramark Services, Inc.:
5% 2/1/28 (b)	1,560,000	1,466,406
6.375% 5/1/25 (b)	2,505,000	2,505,038
ASGN, Inc. 4.625% 5/15/28 (b)	1,025,000	939,880
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	2,190,000	1,857,361
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,975,000	3,609,300
CoreCivic, Inc.:
4.75% 10/15/27	3,661,000	3,226,696
8.25% 4/15/26	2,025,000	2,040,344
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,535,000	1,262,538
Fair Isaac Corp. 4% 6/15/28 (b)	1,535,000	1,408,788
Gartner, Inc.:
3.625% 6/15/29 (b)	345,000	304,029
3.75% 10/1/30 (b)	555,000	483,795
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	7,291,000	7,044,929
Iron Mountain, Inc. 4.5% 2/15/31 (b)	545,000	469,853
Korn Ferry 4.625% 12/15/27 (b)	400,000	376,112
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	1,565,000	1,468,048
Life Time, Inc. 8% 4/15/26 (b)	1,655,000	1,654,848
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,925,000	2,690,574
PowerTeam Services LLC 9.033% 12/4/25 (b)	840,000	789,756
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,090,000	1,068,651
Service Corp. International:
4% 5/15/31	945,000	805,613
5.125% 6/1/29	597,000	567,150
Sotheby's 7.375% 10/15/27 (b)	1,270,000	1,125,046
The GEO Group, Inc.:
9.5% 12/31/28 (b)	2,110,000	2,057,250
10.5% 6/30/28	355,000	356,005
TriNet Group, Inc. 3.5% 3/1/29 (b)	3,950,000	3,446,375
Uber Technologies, Inc. 4.5% 8/15/29 (b)	6,630,000	6,127,892
United Rentals North America, Inc. 6% 12/15/29 (b)	545,000	544,399
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,762,000	2,569,867
		58,316,458
Steel - 0.2%
Commercial Metals Co.:
3.875% 2/15/31	655,000	568,632
4.125% 1/15/30	1,140,000	1,020,440
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	1,475,000	1,314,594
		2,903,666
Super Retail - 1.9%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	626,941
Carvana Co.:
4.875% 9/1/29 (b)	3,710,000	2,300,200
5.5% 4/15/27 (b)	2,050,000	1,502,316
5.875% 10/1/28 (b)	1,015,000	615,195
10.25% 5/1/30 (b)	300,000	244,134
EG Global Finance PLC:
6.75% 2/7/25 (b)	2,970,000	2,916,929
8.5% 10/30/25 (b)	4,887,000	4,839,156
Hanesbrands, Inc. 4.875% 5/15/26 (b)	295,000	276,580
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,315,000	1,996,109
Levi Strauss & Co. 3.5% 3/1/31 (b)	700,000	573,346
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,425,000	1,211,307
7.875% 5/1/29 (b)	1,100,000	783,750
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,285,418
4.375% 4/1/30	1,090,000	919,426
Sally Holdings LLC 5.625% 12/1/25	1,200,000	1,192,500
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,250,000	2,553,038
		23,836,345
Technology - 6.5%
Acuris Finance U.S. 5% 5/1/28 (b)	4,495,000	3,566,466
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	760,000	643,956
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,485,000	3,188,775
Block, Inc.:
2.75% 6/1/26	545,000	496,146
3.5% 6/1/31	3,117,000	2,610,723
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,035,000	1,652,498
2.6% 2/15/33 (b)	1,570,000	1,222,792
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	710,000	632,874
4.875% 7/1/29 (b)	720,000	639,577
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	2,710,000	2,439,102
9% 9/30/29 (b)	5,045,000	4,518,522
Coherent Corp. 5% 12/15/29 (b)	2,885,000	2,596,500
CommScope, Inc.:
4.75% 9/1/29 (b)	1,415,000	1,090,098
6% 3/1/26 (b)	1,260,000	1,156,068
Elastic NV 4.125% 7/15/29 (b)	1,715,000	1,487,918
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	3,475,000	3,241,824
5.95% 6/15/30 (b)	3,270,000	3,135,892
Entegris, Inc. 3.625% 5/1/29 (b)	990,000	856,807
Gartner, Inc. 4.5% 7/1/28 (b)	2,505,000	2,341,772
Gen Digital, Inc.:
5% 4/15/25 (b)	1,090,000	1,074,434
7.125% 9/30/30 (b)	545,000	549,216
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,070,000	1,779,987
5.25% 12/1/27 (b)	625,000	596,875
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,090,000	1,107,200
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	4,095,000	3,562,650
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	325,000	267,540
4.125% 8/1/30 (b)	695,000	599,750
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,355,000	3,003,091
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,875,000	1,698,281
Open Text Corp.:
3.875% 2/15/28 (b)	1,310,000	1,165,235
3.875% 12/1/29 (b)	1,655,000	1,399,941
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,840,000	1,577,339
4.125% 12/1/31 (b)	875,000	725,285
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	2,710,000	1,212,159
5.375% 12/1/28 (b)	10,895,000	3,016,771
Roblox Corp. 3.875% 5/1/30 (b)	3,450,000	2,898,430
Seagate HDD Cayman:
5.75% 12/1/34	1,210,000	1,073,103
8.25% 12/15/29 (b)	555,000	581,712
8.5% 7/15/31 (b)	670,000	699,493
Sensata Technologies BV:
4% 4/15/29 (b)	3,430,000	3,031,233
5% 10/1/25 (b)	215,000	209,590
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	545,000	460,296
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	440,000	425,075
TTM Technologies, Inc. 4% 3/1/29 (b)	4,905,000	4,181,513
Uber Technologies, Inc.:
7.5% 5/15/25 (b)	2,835,000	2,866,791
8% 11/1/26 (b)	3,275,000	3,341,101
		80,622,401
Telecommunications - 5.8%
Altice Financing SA:
5% 1/15/28 (b)	1,570,000	1,218,259
5.75% 8/15/29 (b)	6,145,000	4,607,059
Altice France Holding SA 6% 2/15/28 (b)	2,945,000	1,082,288
Altice France SA:
5.125% 1/15/29 (b)	2,620,000	1,826,328
5.5% 1/15/28 (b)	4,455,000	3,268,216
5.5% 10/15/29 (b)	20,000	14,206
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	6,814,000	6,132,600
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	765,000	634,840
5.625% 9/15/28 (b)	605,000	460,206
Consolidated Communications, Inc. 5% 10/1/28 (b)	930,000	688,087
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	430,000	364,385
5.875% 10/15/27 (b)	1,685,000	1,543,338
5.875% 11/1/29	2,485,000	1,822,067
8.75% 5/15/30 (b)	1,675,000	1,616,014
IHS Netherlands Holdco BV 8% 9/18/27 (b)	680,000	617,753
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,100,000	2,831,777
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,010,000	835,223
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	565,000	372,997
4.25% 7/1/28 (b)	4,615,000	3,266,248
10.5% 5/15/30 (b)	2,909,000	3,013,332
Millicom International Cellular SA:
4.5% 4/27/31 (b)	3,880,000	3,088,014
5.125% 1/15/28 (b)	211,500	188,447
Sable International Finance Ltd. 5.75% 9/7/27 (b)	748,000	691,433
SBA Communications Corp. 3.125% 2/1/29	550,000	463,704
Sprint Corp.:
7.125% 6/15/24	4,360,000	4,401,032
7.625% 2/15/25	1,635,000	1,672,002
7.625% 3/1/26	3,715,000	3,866,765
7.875% 9/15/23	1,085,000	1,085,901
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,454,378
7.2% 7/18/36	1,449,000	1,244,972
7.721% 6/4/38	400,000	355,525
Uniti Group, Inc. 6% 1/15/30 (b)	5,895,000	3,898,069
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,980,000	2,551,858
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	3,745,000	3,100,584
Windstream Escrow LLC 7.75% 8/15/28 (b)	4,450,000	3,748,061
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	2,600,000	1,859,406
6.125% 3/1/28 (b)	1,755,000	1,082,021
		71,967,395
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	720,000	579,787
Foot Locker, Inc. 4% 10/1/29 (b)	715,000	555,877
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	580,000	495,900
Victoria's Secret & Co. 4.625% 7/15/29 (b)	810,000	607,755
		2,239,319
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,690,000	1,651,620
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,020,000	851,700
Seaspan Corp. 5.5% 8/1/29 (b)	4,095,000	3,337,425
XPO, Inc.:
6.25% 6/1/28 (b)	335,000	331,403
7.125% 6/1/31 (b)	550,000	556,536
		6,728,684
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	2,580,000	2,138,292
3.75% 1/15/32 (b)	280,000	228,848
DPL, Inc.:
4.125% 7/1/25	1,370,000	1,313,488
4.35% 4/15/29	185,000	162,798
EnLink Midstream Partners LP 4.15% 6/1/25	545,000	524,617
FirstEnergy Corp. 3.4% 3/1/50	2,175,000	1,485,960
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,927,000	2,861,116
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,360,000	1,948,335
3.625% 2/15/31 (b)	790,000	619,972
5.25% 6/15/29 (b)	2,565,000	2,314,848
PG&E Corp.:
5% 7/1/28	4,420,000	4,089,106
5.25% 7/1/30	5,970,000	5,361,591
Pike Corp. 5.5% 9/1/28 (b)	4,027,000	3,624,300
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,849,000	2,683,987
5.5% 9/1/26 (b)	1,130,000	1,092,709
5.625% 2/15/27 (b)	1,965,000	1,900,016
		32,349,983
TOTAL NONCONVERTIBLE BONDS		994,838,553
TOTAL CORPORATE BONDS (Cost $1,125,645,549)		1,008,696,652

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.1365% 6/15/38 (b)(c)(d)	887,555	843,068
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.1935% 11/5/38 (b)(c)	715,000	641,919
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,492,511)		1,484,987

Common Stocks - 4.5%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	12,300	1,346,727
Capital Goods - 0.1%
Regal Rexnord Corp.	9,000	1,405,620
Energy - 1.9%
California Resources Corp. warrants 10/27/24 (j)	2,871	51,965
Mesquite Energy, Inc. (h)(j)	149,356	21,289,244
New Fortress Energy, Inc.	70,300	2,007,065
TOTAL ENERGY		23,348,274
Food & Drug Retail - 2.1%
Southeastern Grocers, Inc. (g)(h)(j)	963,443	25,367,425
Healthcare - 0.2%
Centene Corp. (j)	27,200	1,852,048
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	333	15,668
Technology - 0.1%
Coherent Corp. (j)	34,300	1,624,448
Telecommunications - 0.0%
GTT Communications, Inc. (h)	40,978	506,095
TOTAL COMMON STOCKS (Cost $18,436,326)		55,466,305

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (c)(d)(k)	1,960,555	1,483,493
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (c)(d)(k)	4,452,028	120,828
TOTAL BROADCASTING		1,604,321
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (c)(d)(k)	2,276,636	1,953,354
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (c)(d)(h)(k)	949,568	921,081
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (c)(d)(k)	1,910,400	1,860,519
TOTAL CHEMICALS		2,781,600
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	1,700,511	1,665,446
Energy - 0.3%
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/6/25 (c)(d)(k)	1,414,580	1,406,178
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.3563% 2/5/25 (c)(d)(k)	408,401	406,869
CME Term SOFR 1 Month Index + 4.000% 9.217% 2/5/25 (c)(d)(k)	669,385	663,528
EG Finco Ltd. Tranche B, term loan 6 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (c)(d)(k)	949,454	943,814
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(k)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(k)	1,217,000	0
TOTAL ENERGY		3,420,389
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 11/23/27 (c)(d)(k)	2,391,181	2,007,588
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/8/27 (c)(d)(k)	127,696	125,972
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (c)(d)(k)	795,918	781,791
TOTAL HEALTHCARE		2,915,351
Homebuilders/Real Estate - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(h)(k)	474,673	450,939
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (c)(d)(k)	196,268	195,777
Leisure - 0.7%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4058% 7/21/28 (c)(d)(k)	5,749,203	5,662,965
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(k)	2,478,426	2,413,764
TOTAL LEISURE		8,076,729
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (c)(d)(k)	347,992	344,544
Services - 1.7%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (c)(d)(k)	576,111	576,353
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(k)(l)	188,889	188,968
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (c)(d)(k)	225,000	191,484
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (c)(d)(k)	2,235,950	2,099,624
Brand Energy & Infrastructure Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/25/30 (d)(k)(m)	635,000	614,890
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.6381% 6/21/24 (c)(d)(k)	4,693,265	4,678,622
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (c)(d)(k)	2,507,240	2,299,215
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(k)	2,850,000	2,590,736
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (c)(d)(k)	2,601,331	2,517,386
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(k)	2,713,200	2,397,791
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (c)(d)(k)	3,342,901	2,819,637
TOTAL SERVICES		20,974,706
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (c)(d)(k)	2,764,824	2,754,014
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (c)(d)(k)	5,438,606	5,264,679
TOTAL SUPER RETAIL		8,018,693
Technology - 0.7%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (c)(d)(k)	1,587,484	1,538,479
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (c)(d)(k)(l)	195,511	189,476
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (c)(d)(k)	621,835	617,949
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(k)	2,475,548	2,460,397
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(k)	3,330,000	3,282,148
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 8/27/25 (c)(d)(k)	821,182	819,811
TOTAL TECHNOLOGY		8,908,260
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (c)(d)(k)	1,664,578	928,834
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (c)(d)(k)	2,081,088	1,727,303
TOTAL TELECOMMUNICATIONS		2,656,137
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (c)(d)(k)	3,930,178	3,916,541
TOTAL BANK LOAN OBLIGATIONS (Cost $74,359,783)		67,882,787

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	1,225,000	1,184,190
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(n)	1,820,000	1,380,925
4.7% (c)(n)	1,785,000	1,249,109
Bank of America Corp. 5.875% (c)(n)	2,195,000	2,046,947
JPMorgan Chase & Co.:
4.6% (c)(n)	1,580,000	1,493,100
6.1% (c)(n)	2,190,000	2,178,164
Wells Fargo & Co.:
5.9% (c)(n)	1,205,000	1,192,589
7.625% (c)(n)	615,000	632,306
TOTAL BANKS & THRIFTS		10,173,140
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(n)	1,405,000	1,100,450
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (c)(d)(n)	2,750,000	2,488,763
TOTAL PREFERRED SECURITIES (Cost $14,085,423)		14,946,543

Other - 1.2%
	Shares	Value ($)
Other - 1.2%
Fidelity Private Credit Central Fund LLC (g) (Cost $14,737,713)	1,481,813	14,892,225

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (o) (Cost $53,914,676)	53,903,895	53,914,676

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $1,302,671,981)	1,217,284,175
NET OTHER ASSETS (LIABILITIES) - 1.5%	18,625,212
NET ASSETS - 100.0%	1,235,909,387

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,925,146 or 62.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,607,112 or 3.5% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $384,400 and $378,444, respectively.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 7/07/23	14,737,713

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,237,472

Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	50,252,241	83,173,108	79,510,673	784,225	-	-	53,914,676	0.1%
Fidelity Private Credit Central Fund LLC	14,258,260	15,017,209	14,574,992	265,784	-	191,748	14,892,225	2.3%
Fidelity Securities Lending Cash Central Fund 5.32%	1,171,350	4,547,753	5,719,103	42	-	-	-	0.0%
Total	65,681,851	102,738,070	99,804,768	1,050,051	-	191,748	68,806,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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